Finance Income and Finance Costs - Summary of Finance Costs (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Finance Income And Costs [Abstract]
Interest charges and other finance costs	$ (833,635)	$ (140,274)
Interest expense on loans and borrowings (note 11)	(387,764)	(337,096)
Interest on lease liabilities (note 8)	(108,620)	(106,337)
Warrants issuance costs (note 15 (f))	(1,141,262)
Finance costs	$ (2,471,281)	$ (583,707)